Related Party Debt and Transactions (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended			9 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2025	May 10, 2022	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Apr. 30, 2023	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	May 31, 2023
Related Party Transaction [Line Items]
Consulting service expenses							$ 122,547			$ 243,865		$ 7,285	$ 2,410
Notes payable							0			0
Annual salary of employee benefits							68,319			128,770
Quarterly fee for advisory, accounting, and administrative support services							$ 975		$ 1,234	$ 3,332	$ 2,118	435	1,094
Subsequent Event [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of SAFE notes								$ 1,695,000
LPOF Note [Member]
Related Party Transaction [Line Items]
Discount rate							12.00%			12.00%
Principal amount							$ 275,000			$ 275,000
Accrued interest							30,468			$ 30,468
Maturity date										Oct. 28, 2025
LPOF Note [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Repayments of notes payable	$ 305,468
Note Payable Shareholder [Member]
Related Party Transaction [Line Items]
Notes payable							43,750			$ 43,750
Related Party [Member]
Related Party Transaction [Line Items]
Shareholder note							318,750			318,750			[1]
Gross proceeds from issuance of SAFE liabilities			$ 1,520,000	$ 1,520,000	$ 1,520,000
Equity Financing [Member]
Related Party Transaction [Line Items]
Discount rate						80.00%
Equity Financing [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Discount rate			80.00%					80.00%
Liquidity Event [Member]
Related Party Transaction [Line Items]
Discount rate						80.00%
Liquidity Event [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Discount rate			80.00%					80.00%
Jeffrey Shealy, Steven Denbaars and Richard Ogawa [Member]
Related Party Transaction [Line Items]
Issue of notes						$ 50,000
Proceeds from issuance of SAFE notes												150,000
Proceeds from issuance of SAFE liabilities						$ 150,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Annual salary of employee benefits					250,000
Consultants [Member]
Related Party Transaction [Line Items]
Gross proceeds from issuance of SAFE liabilities			$ 175,000	$ 175,000	$ 175,000
Related Party Consulting Arrangements [Member]
Related Party Transaction [Line Items]
Consulting service expenses							2,240			3,240		3,120	1,280
Accounts payable and accrued expenses							2,240			2,240		$ 0	1,280
Loan Agreement [Member]
Related Party Transaction [Line Items]
Shareholder note							3,140			$ 3,140			$ 3,140	$ 3,140
RSA Agreement [Member] | Erica Honick [Member]
Related Party Transaction [Line Items]
Restricted stock awards							62,500
RSA Agreement [Member] | James Shealy [Member]
Related Party Transaction [Line Items]
Restricted stock awards							50,000
RSA Agreement [Member] | Eric Cerini [Member]
Related Party Transaction [Line Items]
Restricted stock awards							$ 62,500
Award vesting rights description							The awards vest over four years with a one-year cliff.
RSA Agreement [Member] | Michael Shealy [Member]
Related Party Transaction [Line Items]
Award vesting rights description							The awards vest over four years with a one-year cliff.
RSA Agreement [Member] | Catherine Sinclair [Member]
Related Party Transaction [Line Items]
Restricted stock awards							$ 41,667
Award vesting rights description							The awards vest over four years with a one-year cliff.
RSA Agreement [Member] | Maggie Nguyen [Member]
Related Party Transaction [Line Items]
Restricted stock awards							$ 41,667
Advisory Agreement [Member] | Michael Shealy [Member]
Related Party Transaction [Line Items]
Restricted stock awards							$ 50,000
Services Agreement [Member]
Related Party Transaction [Line Items]
Quarterly fee for advisory, accounting, and administrative support services		$ 1,250
Services Agreement [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses		$ 7,000

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.